Critical accounting judgements and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2023
Critical accounting judgements and key sources of estimation uncertainty
Critical accounting judgements and key sources of estimation uncertainty

3Critical accounting judgments and key sources of estimation uncertainty

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period.

The Company’s most significant estimates and judgments involve the valuation of the stock-based consideration, including the fair value of common stock and market-based restricted stock units, and the valuations of derivative liabilities including convertible loan notes.

These estimates are based on historical data and experience, as well as various other factors that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Such estimates often require the selection of appropriate valuation methodologies and models and may involve significant judgment in evaluating ranges of assumptions and financial inputs. Actual results may differ from those estimates under different assumptions, financial inputs, or circumstances.

Research and development

Capitalization of development costs

The business incurs a significant amount of research and development costs. The point in time at which the business begins capitalization of any project is a critical accounting judgment. The business assesses the technology readiness level of its research and development projects, along with the commercialization potential and guidance from the accounting standards to assess whether a particular development project should be capitalized or not.

3Critical accounting judgements and key sources of estimation uncertainty (continued)

Costs for internally generated research and development are capitalized only if: the product or process is technically feasible; adequate resources are available to successfully complete the development; the benefits from the assets are demonstrated; the costs attributable to the projects are reliably measured; and an intention exists to produce and market or use the developed product or process and market relevance can be demonstrated.

Management has concluded none of the projects currently meet the requirements for capitalization as the market for the use of eVTOL technologies is not yet established or proven, and uncertainties remain regarding the successful completion of this development.

If costs relating to a research and development project are not capitalized, they are expensed as incurred and presented in Research and Development expenses in profit or loss (note 7).

Research and development tax relief

Research and development tax relief supports companies that work on innovative projects in science and technology. HM Revenue & Customs administers two such tax relief schemes: one aimed at small and medium-sized enterprises (SME); and the R&D expenditure credit scheme (RDEC), aimed at large companies and other companies that aren’t eligible for the SME relief. To qualify for tax relief the work must be part of a specific project to make an advance in science or technology. This definition is based on an international standard.

The activities must directly contribute to achieving this advance in science or technology through the resolution of scientific or technological uncertainty. Certain indirect activities related to the project are also qualifying where such activities form part of a project but do not directly contribute to the resolution of the scientific or technological uncertainty. An appropriate proportion of the staffing cost can be qualifying expenditure if the employee is only partly directly and actively involved in relevant research and development activity. Management have applied judgment in determining the proportion of research and development staff costs incurred on non-qualifying activities and the extent of administrative staff costs relating to qualifying indirect activities.

Share acquisition – business combination under common control

There is currently no guidance in IFRS on the accounting treatment for combinations among entities under common control. IAS 8 requires management, if there is no specifically applicable standard or interpretation, to develop a policy that is relevant to the decision-making needs of users and that is reliable.

During the year ended December 31, 2021, management made a judgment and applied a method broadly described as predecessor accounting. The principles of predecessor accounting are:

●	Assets and liabilities of the acquired entity are stated at predecessor carrying values. Fair value measurement is not required.
●	No new goodwill arises in predecessor accounting.
●	Any difference between the consideration given and the aggregate carrying value of the assets and liabilities of the acquired entity at the date of the transaction is included in equity.

The share acquisition of all the ordinary shares of VAGL during the year ended December 31, 2021 has been considered as a business combination under common control and resulted in VAGL's operations and all its net assets being recognized by the Company at their historical net book values.

3Critical accounting judgements and key sources of estimation uncertainty (continued)

Share-based Payments

Modification of Incentive Programs

In relation to the 2021 Incentive Plan on December 19, 2023 and in relation to Enterprise Management Initiative (EMI) option agreements on March 15, 2022 the Company entered into option agreements with certain employees of the Group as replacement option agreements for share options previously granted over shares in the Company.

New equity instruments were granted to eligible employees and on the respective date of award, the Company identified the new option agreements granted as replacement option agreements for the respective option agreements cancelled. As such the granting of these replacement option agreements has been accounted for in the same way as a modification of the original grant of equity instruments.

It has been concluded that these modifications increased the fair value of the option agreements granted, measured immediately before and after the modification, and therefore the Company has subsequently included the incremental fair value granted in the measurement of the amount recognized for services received as consideration for the option agreements granted.

The incremental fair value granted is the difference between the fair value of the replacement option agreements and the net fair value of the cancelled option agreements, at the date the replacement equity instruments were granted – see note 23 for further details.

2021 Incentive Plan

During the year ended December 31, 2022 the Board of Directors adopted the “2021 Incentive Award Plan” in order to facilitate the grant of cash and equity incentives to employees. The share options were given to employees of VAGL in relation to shares in the Company. Under the scheme, the participants are granted options which only vest if the employee remains in employment with the company at the vesting date. Options are vested after the first anniversary of the grant date with 6.25% vesting quarterly until the options are fully vested. The “vesting period” is specified in IFRS 2 as the period during which all of the specified vesting conditions are to be satisfied in order for the employees to be entitled unconditionally to the equity instrument. The options expire at the end of the day before the tenth anniversary of the grant date. Management is required to use an appropriate pricing model to value the issue of equity to employees or those providing similar services.

Any charge to the profit and loss account is therefore a function of the chosen pricing model, which is based on a range of assumptions. The fair value of the equity instruments granted was derived using a Black-Scholes Model and based upon actual share price on grant date. Risk free rate has been determined based upon U.S. Government five-year treasury securities. Expected volatility was determined by the historical volatility of the Company since the completion of the business combination. An attrition rate has been determined based upon historical experience.

Business Combination

During the year ended December 31, 2021, judgments were made in determining the valuation of shares prior to the business combination, including in relation to the issuance of Z-Shares to American Airlines (“American”) on June 10, 2021. For periods prior to the business combination, a probability-weighted model using option pricing methods has been used. For valuations as at or subsequent to the business combination the market value of the publicly traded shares has been used.

3Critical accounting judgements and key sources of estimation uncertainty (continued)

The issuance of Class Z-Shares to American

The issuance of Class Z-Shares to American was concluded to be a stand-alone transaction. The transaction ensured that American had an equity interest in VAGL in the event that the business combination did not complete and provided an incentive for American to invest in the PIPE. As a transaction in the Company’s own stock this would generally be within scope of IAS 32, however the compensatory nature of the transaction required consideration of other IFRS guidance, specifically IFRS 2.

The valuation of the class Z-Shares considered the following substantive terms and features:

●	Transfer restrictions and discount for lack of marketability
●	Economic rights and entitlements
●	Potential right to exchange into 6,125,000 Company ordinary shares upon closing of merger

Two probability weighted scenarios were considered: a) the Z-Shares convert into to 6,125,000 shares in the Company, subject to lock up and call option, or b) they remain shares of VAGL if the business combination did not complete.

During the year ended December 31, 2021 an expense of £16,739 thousand was recognized based on the total fair value of the class Z-Shares issued to American over the total consideration received (£nil).

Convertible Loans and Embedded Derivatives

The fair value of the Convertible Senior Secured Notes has been estimated using an option pricing model, in accordance with the International Valuation Standards definition of “market value”.

This approach is deemed appropriate because:

●	Like an option, the returns to the Convertible Notes are dependent upon the share price of the Company;
●	The Company is listed and therefore its historical equity value and equity volatility data is readily available; and
●	There are several breakpoints at which the potential returns to the various securities could vary depending on the other participating securities.

The Convertible Notes, which have a five-year term from the date of issuance, have a payment-in-kind interest rate of 9.0% (compounding semi-annually), or a cash interest rate of 7.0% (paid semi-annually).

The holder of the Convertible Notes may convert them into ordinary shares in the Company at any time at a conversion ratio of 90.9091 per $1,000 principal amount (any payment-in-kind accrual converts at the same ratio).

Many of the inputs are not observable and Company specific inputs include the expected probability and timing of specific future events.

For detailed information on convertible loans and their embedded derivatives, a description of the valuation model and the input parameters, see note 24.